Employee Benefit Plans (Effect of a 1% Change in Health Care Cost Trend Rate Assumptions) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Sep. 30, 2014
Compensation and Retirement Disclosure [Abstract]
Effect on total service and interest cost components, 1% Increase	$ 128
Effect on total service and interest cost components, 1% Decrease	(104)
Effect on accumulated postretirement benefit obligation, 1% Increase	2,155
Effect on accumulated postretirement benefit obligation, 1% Decease	$ (1,769)